Stockholders' Equity (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Common Stock [Abstract]
Common stock reserved for future issuance (in shares)	3,982,876
Common stock in public offering (in shares)			2,250,000
Warrants to purchase common stock (in shares)			1,125,000
Purchase price of common stock issued (in dollars per share)			$ 2.00
Exercise price of warrants (in dollars per share)			$ 2.64
Net proceeds after expenses from offering	$ 0	$ 0	$ 3,914,000
Stock Options [Abstract]
Shares approved for issuance (in shares)	500,000
Options prices in terms of fair market value (in hundredths)	100.00%
Options expiry period	10 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in shares)	1,063,750
Number Exercisable (in shares)	549,276
Selling, General and Administrative Expenses [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Stock compensation expense			143,000
$0.86-$1.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (in dollars per share)	$ 0.86
Range of Exercise Prices, Upper Range (in dollars per share)	$ 1.13
Number Outstanding (in shares)	279,250
Weighted-Average Remaining Contractual Life	3 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 0.93
Number Exercisable (in shares)	1,750
Weighted-Average Exercise Price (in dollars per share)	$ 1.05
$1.88-$2.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (in dollars per share)	$ 1.88
Range of Exercise Prices, Upper Range (in dollars per share)	$ 2.56
Number Outstanding (in shares)	491,250
Weighted-Average Remaining Contractual Life	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 2.30
Number Exercisable (in shares)	351,566
Weighted-Average Exercise Price (in dollars per share)	$ 2.36
$2.88-$3.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (in dollars per share)	$ 2.88
Range of Exercise Prices, Upper Range (in dollars per share)	$ 3.82
Number Outstanding (in shares)	267,500
Weighted-Average Remaining Contractual Life	1 year 8 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 2.96
Number Exercisable (in shares)	170,210
Weighted-Average Exercise Price (in dollars per share)	$ 2.97
$6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Upper Range (in dollars per share)	$ 6.00
Number Outstanding (in shares)	6,250
Weighted-Average Remaining Contractual Life	1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 6.00
Number Exercisable (in shares)	6,250
Weighted-Average Exercise Price (in dollars per share)	$ 6.00
$14.32-$15.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (in dollars per share)	$ 14.32
Range of Exercise Prices, Upper Range (in dollars per share)	$ 15.80
Number Outstanding (in shares)	19,500
Weighted-Average Remaining Contractual Life	6 months
Weighted Average Exercise Price (in dollars per share)	$ 15.17
Number Exercisable (in shares)	19,500
Weighted-Average Exercise Price (in dollars per share)	$ 15.17
Warrants [Member]
Number of Shares [Roll Forward]
Balance at June 30 (in shares)	1,125,000	1,125,000	0
Warrants granted (in shares)	0	0	1,125,000
Warrants canceled (in shares)	0	0	0
Warrants exercised (in shares)	0	0	0
Outstanding and exercisable at June 30 (in shares)	1,125,000	1,125,000	1,125,000
Weighted-Average Exercise Price Per Share [Roll Forward]
Balance at June 30 (in dollars per share)	$ 2.64	$ 2.64	$ 0
Warrants granted (in dollars per share)	$ 0	$ 0	$ 2.64
Warrants canceled (in dollars per share)	$ 0	$ 0	$ 0
Warrants exercised (in dollars per share)	$ 0	$ 0	$ 0
Outstanding and exercisable at June 30 (in dollars per share)	$ 2.64	$ 2.64	$ 2.64
Stock Options [Member]
Stock Compensation Expense [Abstract]
Total compensation cost not yet recognized	159,000
Weighted-average period for amortization of compensation cost	2 years
Total fair value of options vested	356,000	440,000	568,000
Number of Shares [Roll Forward]
Outstanding at June 30, 2012 (in shares)	979,209
Granted (in shares)	273,750
Forfeited (in shares)	(35,500)
Expired (in shares)	(153,709)
Exercised (in shares)	0
Outstanding at June 30 (in shares)	1,063,750	979,209
Vested and Expected to Vest at June 30, 2013 (in shares)	943,175
Exercisable at June 30, 2013 (in shares)	549,276
Weighted-Average Exercise Price Per Share [Roll Forward]
Balance at June 30 (in dollars per share)	$ 3.11
Granted (in dollars per share)	$ 0.92
Forfeited (in dollars per share)	$ 2.53
Expired (in dollars per share)	$ 4.54
Outstanding and exercisable at June 30 (in dollars per share)	$ 2.36	$ 3.11
Vested and Expected to Vest at June 30, 2013 (in dollars per share)	$ 2.37
Exercisable at June 30, 2013 (in dollars per share)	$ 3.04
Weighted-Average Remaining Contractual Life [Abstract]
Outstanding at June 30	2 years
Vested and Expected to Vest at June 30, 2013	2 years
Exercisable at June 30, 2013	1 year
Aggregate Intrinsic Value [Abstract]
Outstanding at June 30, 2013	119,000
Vested and Expected to Vest at June 30, 2013	85,000
Exercisable at June 30, 2013	1,000
Weighted-Average Grant Date Fair Value [Abstract]
Aggregate intrinsic value of options exercised			1,000
Non-vested stock options [Member]
Number of Shares [Roll Forward]
Outstanding at June 30, 2012 (in shares)	479,803
Granted (in shares)	273,750
Vested (in shares)	(235,079)
Forfeited (in shares)	(4,000)
Outstanding at June 30 (in shares)	514,474	479,803
Weighted-Average Grant Date Fair Value [Abstract]
Outstanding at June 30, 2012 (in dollars per share)	$ 1.50
Granted (in dollars per share)	$ 0.52	$ 1.17	$ 1.77
Vested (in dollars per share)	$ 1.51
Forfeited (in dollars per share)	$ 1.05
Outstanding at June 30 (in dollars per share)	$ 0.97	$ 1.50
Restricted Stock [Member]
Stock Compensation Expense [Abstract]
Total compensation cost net yet recognized	409,000
Weighted-average period for amortization of compensation cost		2 years
Common Stock Restricted Awards [Abstract]
Distribution agreement period		4 years
Stocks granted in terms of percentage of total outstanding common shares (in hundredths)		0.50%
Additional issue of shares upon completion of milestones (in shares)		806,000
Common stock granted to officer (in shares)			30,000
Number of installments			3
Number of Shares [Roll Forward]
Balance at June 30 (in shares)	540,000	30,000
Granted (in shares)	50,000	720,000	720,000
Vested (in shares)	(174,997)	(10,000)
Forfeited (in shares)	(25,000)	(200,000)
Outstanding at June 30 (in shares)	390,003	540,000	30,000
Weighted-Average Grant Date Fair Value [Roll Forward]
Balance at June 30 (in dollars per share)	$ 1.93	$ 2.25
Granted (in dollars per share)	$ 0.91	$ 1.89
Vested (in dollars per share)	$ 1.95	$ 2.25
Forfeited (in dollars per share)	$ 1.70	$ 1.80
Outstanding at June 30 (in dollars per share)	$ 1.81	$ 1.93	$ 2.25
Restricted Stock [Member] | Minimum [Member]
Common Stock Restricted Awards [Abstract]
Restriction period of shares to be released			6 months
Cumulative sales as milestone		$ 43,000,000
1998 Stock Option Plan [Member]
Stock Options [Abstract]
Shares approved for issuance (in shares)	949,500
Options prices in terms of fair market value (in hundredths)	100.00%
1998 Stock Option Plan [Member] | Maximum [Member]
Stock Options [Abstract]
Options expiry period	10 years
1998 Stock Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Stock Options [Abstract]
Options vesting period	3 years
1998 Stock Option Plan [Member] | Stock Options [Member] | Maximum [Member]
Stock Options [Abstract]
Options vesting period	5 years
2002 Independent Directors Equity Incentive Plan [Member]
Stock Options [Abstract]
Shares approved for issuance (in shares)	87,500
Options prices in terms of fair market value (in hundredths)	100.00%
2002 Independent Directors Equity Incentive Plan [Member] | Maximum [Member]
Stock Options [Abstract]
Options expiry period	10 years
2006 Equity Incentive Plan [Member]
Stock Options [Abstract]
Shares approved for issuance (in shares)	2,676,605
Shares authorized to be issued in terms of outstanding shares (in hundredths)	6.00%
Nanshan Memorial Medical Institute [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)			70,117